TENANT IMPROVEMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Schedule of Tenant Improvements
	March 31, 2016	December 31, 2015
Tenant Improvements	$923,820	$923,820
Less accumulated depreciation and amortization	(62,772)	(51,760)
Tenant improvements, net	$861,048	$872,060

	December 31, 2015	December 31, 2014
Tenant Improvements	$923,820	$592,195
Less accumulated depreciation and amortization	(51,760)	(14,414)
Tenant improvements, net	$872,060	$577,781